Share-based payments transactions - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan share in Thousands	12 Months Ended
	Mar. 31, 2025 share	Mar. 31, 2024 share	Mar. 31, 2023 share	Mar. 04, 2024 $ / shares	Mar. 04, 2024 € / shares	Mar. 31, 2022 share	Jun. 25, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | share	6,139	6,244	7,952			7,980
Weighted average remaining contractual life of outstanding share options	4 years 11 months 19 days	4 years 9 months 3 days	3 years 1 month 24 days
SOP 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares							$ 10.59
Number of options outstanding (in shares) | share	38	38	461
SOP 2019 MOD
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				$ 7.50
Number of options outstanding (in shares) | share	284	293	0
SOP 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | share	329	329	4,741
SOP 2020 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					€ 8.50
SOP 2020 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					14.50
SOP 2020 MOD CEO
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | share	0	0	2,750
SOP 2020 MOD CEO | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					6.42
SOP 2020 MOD CEO | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					12.42
SOP 2020 MOD
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | share	5,488	5,584	0
SOP 2020 MOD | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					6.00
SOP 2020 MOD | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					€ 10.50